Commitments and Contingencies (Schedule of Rental and Service Purchasing Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Bandwidth leasing [Member]
Rental Commitments [Line Items]
2013	$ 5,255
2014	625
2015 and thereafter	30
Total minimum payments required	5,910
Office rental [Member]
Rental Commitments [Line Items]
2013	5,660
2014	2,151
2015 and thereafter	577
Total minimum payments required	8,388
Fees of games development service and in-progress games [Member]
Rental Commitments [Line Items]
2013	2,013
2014	2,293
2015 and thereafter	254
Total minimum payments required	4,560
Others [Member]
Rental Commitments [Line Items]
2013	843
2014	0
2015 and thereafter	0
Total minimum payments required	$ 843